PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development expenses	$ (240,179)	$ (122,707)	$ (153,601)
Selling, general and administrative expenses	(56,747)	(37,417)	(49,178)
Total operating expenses	(296,926)	(160,124)	(202,779)
Loss from operations	(285,523)	(143,240)	(170,715)
Investment income	20,378	19,389	8,890
Changes in fair value of warrants liability	5,617	(3,030)	3,887
Other (expenses) income, net	(15,477)	1,427	9,614
Loss before income tax	(275,005)	(125,454)	(148,324)
Net loss	(274,121)	(124,812)	(148,018)
Other comprehensive (loss) income:
Total comprehensive loss attributable to Pony AI Inc.	(268,313)	(120,323)	(161,794)
Parent company | Reportable legal entities
Operating expenses:
Research and development expenses	(200)		(67,131)
Selling, general and administrative expenses	(10,201)	(8,137)	(3,065)
Total operating expenses	(10,401)	(8,137)	(70,196)
Loss from operations	(10,401)	(8,137)	(70,196)
Investment income	15,799	11,820	4,669
Changes in fair value of warrants liability	5,617	(3,030)	3,887
Equity in loss of its subsidiaries, the VIEs and the VIEs' subsidiaries	(285,176)	(125,267)	(85,742)
Other (expenses) income, net	40	(198)	(636)
Loss before income tax	(274,121)	(124,812)	(148,018)
Net loss	(274,121)	(124,812)	(148,018)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(2,703)	(2,861)	(11,213)
Unrealized (loss) gain on available-for-sale financial assets, net of tax of nil	8,511	7,350	(2,563)
Total other comprehensive (loss) income	5,808	4,489	(13,776)
Total comprehensive loss attributable to Pony AI Inc.	$ (268,313)	$ (120,323)	$ (161,794)